Inventories, net (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories, net
Raw materials	$ 1,943	$ 1,692
Work in process	1,595	1,326
Finished goods	1,563	1,369
Advances to suppliers	154	149
Inventories, net before advance payments consumed	5,255	4,536
Advance payments consumed	(196)	(189)
Total inventory, net	5,059	4,347
Cost of inventories relating to long-term contracts	$ 176	$ 212